Schedule of Financial Instruments at Fair Value (Details) (Fair Value, Inputs, Level 1 [Member], USD $)	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Inputs, Level 1 [Member]
Cash, Held-For-Trading	$ 241,327	$ 143,280
Cash Equivalents, at Carrying Value	241,327	143,280
Cash and Cash Equivalents, Fair Value Disclosure	$ 241,327	$ 143,280